SHARE-BASED COMPENSATION - Share Options Granted (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares	9,986,146
Exercisable (in shares) | shares	3,568,221
Expected to vest (in shares) | shares	6,417,925
Outstanding (in dollars per share) | $ / shares	$ 0.5556
Exercisable (in dollars per share) | $ / shares	0.5505
Expected to vest (in dollars per share) | $ / shares	$ 0.5584
Outstanding (in years)	2 years 7 months 2 days	2 years 7 months 2 days
Exercisable (in years)	2 years 18 days	2 years 18 days
Expected to vest (in years)	2 years 10 months 20 days	2 years 10 months 20 days
Outstanding (in dollars) | $	$ 45,882
Exercisable (in dollars) | $	16,413
Expected to vest (in dollars) | $	$ 29,470
Share Options
SHARE-BASED COMPENSATION
Weighted average grant date fair value | $ / shares	$ 0		$ 18.9219	$ 1.5239
Options exercised (in shares) | shares	2,968,984	2,968,984	5,875,592	5,048,824
Intrinsic value of options exercised	$ 16,673	$ 130,580